Shareholder Fees	Oct. 31, 2025 USD ($)
Vaughan Nelson Emerging Markets Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	$ 15
Vaughan Nelson Emerging Markets Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	$ 15
Vaughan Nelson International Fund | Investor Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	$ 15
Vaughan Nelson International Fund | Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee	$ (20)
Exchange Fee	25
Shareholder Fee, Other	$ 15